SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ADVERTISING, GOVERNMENT GRANT, LEASES AND SEGMENT REPORTING (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) segment	Jan. 31, 2019 CNY (¥)	Jan. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2019 USD ($)
Advertising expenditures
Advertising expenditures, included in sales and marketing expenses | ¥	¥ 0		¥ 0	¥ 0
Government Grant
-Third party customers	14,350,000	$ 2,252,000	14,350,000
Leases
Operating lease right-of-use asset	3,400,000		5,869,000		$ 534,000
Operating lease liability	¥ 3,470,000		5,897,000		$ 545,000
Segment reporting
Number of reportable segment	1	1
Number of geographical segments	0				0
Employee benefits
Employee benefits incurred under defined contribution plans	¥ 6,532,000	$ 1,025,000	¥ 15,420,000	¥ 28,285,000
ASU 842
Leases
Operating lease right-of-use asset						¥ 166,124,000	$ 23,862,000
Operating lease liability								¥ 164,358,000	$ 23,608,000